Intangible Assets - Intangible Assets Subject to Amortization (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Internally developed software	$ 1,439,941	$ 1,439,941
Less accumulated amortization	850,902	562,914
Intangible assets — net	$ 589,039	$ 877,027